Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw material	$ 169,764	$ 54,163
Work in process	265,220	230,646
Goods in transit	1,123,467	971,550
Inventories provision	(73,090)	(72,787)
Total inventories	$ 1,485,361	$ 1,183,572